Stock Option Plan (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2007
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 53,000	$ 2,000	$ 24,325	$ 7,110
Options forfeited			7,000		3,300
Options issued					1,294,042
Compensation cost			$ 113	$ 878
Two Thousand And Seven Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for grant							2,000,000
Stock option plan description							Options granted under the 2007 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant, or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs
Two Thousand And Seventeen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for grant					2,000,000	1,000,000
Stock option plan description						Options granted under the 2017 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs
Number of shares reserved for grant					2,100,000